Going concern - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Text Block [Abstract]
Equity	$ 7,166	$ (7,049)	$ 8,019	$ (6,294)
Net loss after tax	1,007	$ 1,467
Deposits with banks and financial institutions	$ 6,710